Related Party Transactions and Arrangements - Schedule of Balances with Related Parties (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Related Party [Member]
Schedule of Balances with Related Parties [Line Items]
Due from related parties		$ 329,258
Due to related parties			2,130
Due from a director of subsidiaries [Member]
Schedule of Balances with Related Parties [Line Items]
Due from related parties	[1]	329,258
Due to a director of subsidiaries [Member]
Schedule of Balances with Related Parties [Line Items]
Due to related parties	[2]		$ 2,130

[1]	Advances to directors of our subsidiaries.
[2]	Borrowed from a director of subsidiaries.